Cash and cash equivalents	9 Months Ended
Sep. 30, 2018
Cash and cash equivalents.
Cash and cash equivalents

Note 4 – Cash and cash equivalents

As at September 30, 2018, cash and cash equivalents were primarily held in interest-bearing deposits.

	At September 30,	At December 31,
	2018	2017
Cash deposits	$67.3	$469.5
Term deposits	9.6	41.6
	$76.9	$511.1